Employee benefits (Details) - Schedule of principal actuarial assumptions	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Financial:
Future salary growth	4.00%	4.50%	4.80%
Discount rate	6.10%	7.10%	9.20%
Demographic:
Number of employees	1,294	654	684
Age average	31 years	35 years	35 years
Longevity average	2 years	3 years	2 years